Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings
Basic	$ 2,947	$ 588
Share option expense	47	20
Equity-settled share option adjustment	(5)	(2)
Diluted	$ 2,989	$ 606
Weighted average number of shares
Basic (in shares)	109,021	68,672
Share options (in shares)	539	191
Diluted (in shares)	109,560	68,863
Earnings per share
Basic (in usd per share)	$ 27.03	$ 8.56
Diluted (in usd per share)	$ 27.03	$ 8.56